Geographic Operations and Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Operations and Concentrations
Schedule of geographic information regarding operations

	Year Ended December 31,
	2012	2011	2010
Revenue:
Americas
United States	$204,229	$193,385	$201,018
Philippines	207,589	188,021	161,789
Canada	109,920	126,827	121,022
Others	118,309	100,530	104,200

Total Americas	$640,047	$608,763	$588,029
EMEA	220,264	238,144	212,144

Total	$860,311	$846,907	$800,173

	December 31, 2012	December 31, 2011
Total assets:
Americas	$536,149	$545,568
EMEA	67,879	71,128

	$604,028	$616,696

Schedule of percentage of revenue for each of three of largest clients

	Year Ended December 31,
	2012	2011	2010
Microsoft	11%	10%	6%
Dell	9%	12%	16%
Hewlett Packard	8%	10%	12%